DEBT AND EQUITY SECURITIES HELD-FOR-TRADING (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets held for trading through profit or losses [Line Items]
Dividend income	$ 50,439	$ 28,027	$ 33,611